Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 49	$ 54
Additions
Depreciation
Property, plant and equipment at end of period	35	49
Exploration Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	29	15
Additions
Depreciation
Property, plant and equipment at end of period	24	29
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2	3
Additions
Depreciation
Property, plant and equipment at end of period	1	2
Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18	36
Additions
Depreciation
Property, plant and equipment at end of period	10	18
Gross Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	213	193
Additions	20	20
Property, plant and equipment at end of period	213	213
Gross Carrying Amount [Member] | Exploration Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	67	47
Additions	20	20
Property, plant and equipment at end of period	67	67
Gross Carrying Amount [Member] | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10	10
Additions
Property, plant and equipment at end of period	10	10
Gross Carrying Amount [Member] | Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	136	136
Additions
Property, plant and equipment at end of period	136	136
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	164	139
Depreciation	14	25
Property, plant and equipment at end of period	178	164
Accumulated Depreciation [Member] | Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8	7
Depreciation	1	1
Property, plant and equipment at end of period	9	8
Accumulated Depreciation [Member] | Computer Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	118	100
Depreciation	8	18
Property, plant and equipment at end of period	126	118
Accumulated Depreciation [Member] | Exploration Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	38	32
Depreciation	5	6
Property, plant and equipment at end of period	$ 43	$ 38